Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Disclosure of geographical areas [line items]
Revenue	€ 576.3	€ 540.3	€ 1,858.2	€ 1,695.9
Exceptional Items	2.5	1.7	27.3	49.9
United Kingdom
Disclosure of geographical areas [line items]
Revenue	173.8	165.0	555.2	514.8
Italy
Disclosure of geographical areas [line items]
Revenue	88.7	84.2	311.4	284.1
Germany
Disclosure of geographical areas [line items]
Revenue	86.1	75.1	285.2	237.3
Sweden
Disclosure of geographical areas [line items]
Revenue	39.6	44.0	119.4	133.1
France
Disclosure of geographical areas [line items]
Revenue	47.4	41.5	150.1	125.8
Norway
Disclosure of geographical areas [line items]
Revenue	31.2	29.8	84.6	88.8
Austria
Disclosure of geographical areas [line items]
Revenue	26.7	21.6	91.9	76.4
Spain
Disclosure of geographical areas [line items]
Revenue	19.4	20.8	63.3	60.2
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 63.4	€ 58.3	€ 197.1	€ 175.4